THE ALGER RETIREMENT FUND

SUPPLEMENT DATED APRIL 28, 2000 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 25, 2000

         The following supplements, and should be read in conjunction with, the disclosure found in the Statement of Additional Information of the above mutual fund (the "Fund"):

         The third sentence of the first paragraph of the section "Trustees and Officers of the Fund" is hereby amended, and a new sentence is added to read as follows:

         "Each of the officers of the Fund is also an officer of Castle Convertible Fund, Inc., a registered closed-end investment company, and of The Alger American Fund, The Alger Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser, Each of the Trustees of the Fund is also a director or trustee, as the case may be, of certain of these funds as indicated in the Trustees' biographies."

         The section "Trustees and Officers of the Fund" is hereby amended to read as follows:

NAME, AGE, POSITION WITH
 THE FUND AND ADDRESS                   PRINCIPAL OCCUPATIONS

Fred M. Alger III (65)                  Chairman of the Boards of Alger
  Chairman of the Board                 Associates, Inc. ("Associates"), Alger
                                        Inc., Alger Management, Alger
                                        Properties, Inc. ("Properties"), Alger
                                        Shareholder Services, Inc. ("Services"),
                                        Alger Life Insurance Agency, Inc.
                                        ("Agency"), The Alger American Fund
                                        ("American"), The Alger Fund ("Alger"),
                                        Castle Convertible Fund, Inc.
                                        ("Castle"), Spectra Fund ("Spectra"),
                                        Fred Alger International Advisory S.A.
                                        ("International"), The Alger American
                                        Asset Growth Fund ("Asset Growth") and
                                        Analysts Resources, inc. ("ARI").

David D. Alger (56)                     President and Director of Associates,
  President and Trustee                 Alger Management, Alger Inc.,
                                        Properties, Services, Agency,
                                        International, ARI and Castle; President and Trustee of American, Alger, Spectra;
                                        Director of Asset Growth.

Gregory S. Duch (49)                    Executive Vice President, Treasurer and
  Treasurer                             Director of Alger Management, Properties
                                        and Associates; Executive Vice President and Treasurer of Alger, Inc., ARI,
                                        Services and Agency; Treasurer and
                                        Director of International; Treasurer of
                                        American,

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                                        Retirement, Castle and Spectra.

Mary E. Marsden-Cochran (47)            Vice President, General Counsel and
  Secretary                             Secretary, Associates, Alger Management,
                                        Alger Inc., Properties, ARI, Services
                                        and Agency; Secretary of American,
                                        Alger, Castle and Spectra
                                        (2/96-present); Secretary of
                                        International (7/97-present); formerly
                                        Associate General Counsel and Vice
                                        President, Smith Barney, Inc.

Frederick A. Blum (46)                  Senior Vice President, Alger Inc.;
  Assistant Secretary and               Assistant Treasurer and Assistant
  Assistant Treasurer                   Secretary of American, Alger, Castle and
                                        Spectra.

Charles F. Baird, Jr. (46)              Managing Partner of North Castle
  Trustee                               Partners, a private equity securities
  60 Arch Street                        group, since 1997; Trustee of
  Greenwich, CT 06830                   Alger and Spectra. Formerly Managing
                                        Director of AEA Investors, Inc.

Roger P. Cheever (54)                   Associate Dean for Development, Harvard
  Trustee                               University, since 1997. Trustee of
  124 Mount Auburn Street               Alger and Spectra. Formerly
  Cambridge, MA 02138-5762              Deputy Director of the Harvard
                                        University Fund.

Lester L. Colbert, Jr. (66)             Private investor since 1988; Director of
  Trustee                               Castle; Trustee of Alger and Spectra.
  551 Fifth Avenue                      Formerly Chairman of the Board and Chief
  Suite 3800                            Executive Officer of Xidex Corporation.
  New York, NY 10106

Stephen E. O'Neil (67)                  Attorney; Private investor since 1981;
  Trustee                               Director of NovaCare, Inc., Brown-Forman
  460 Park Avenue                       Corporation and Castle; Trustee of
  New York, NY 10022                    American, Alger and Spectra. Formerly
                                        President and Vice Chairman of City
                                        Investing Company and Director of
                                        Centerre Bancorporation and Syntro
                                        Corporation.

Nathan E. Saint-Amand, M.D. (62)        Medical doctor in private practice;
  Trustee                               Director of Castle; Trustee of American,
  2 East 88th Street                    Alger and Spectra.
  New York, NY 10128

B. Joseph White (53)                    Dean, University of Michigan Business
  Trustee                               School; President, William Davidson
  University of Michigan                Institute at the University of Michigan
  Business School                       Business School; Professor of Business
  701 Tappan Street                     Administration, University of Michigan
  Ann Arbor, MI 48109                   Business School; Director, Gordon Food
                                        Service and Castle; Trustee and Chair,
                                        Audit Committee, Equity Residential
                                        Properties Trust; Director and Chair,
                                        Compensation Committee, Kelly Services,
                                        Inc.; Trustee of American, Alger and
                                        Spectra.